Income taxes	11 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income taxes

Note 12.  Income taxes

The income tax provision (benefit) for the period ended March 31, 2015 are as follows:

U.S. federal:
Current	$–
Deferred	(147,712)
State and local:
Current	–
Deferred	(21,722)
Change in valuation allowance	169,434
Income tax provision (benefit)	$–

The Company is required to file income tax returns in U.S. federal and various state jurisdictions. The Company is in the process of filing its initial U.S. federal and state income tax returns for the period from May 12, 2014 (inception) through March 31, 2015. These returns will be subject to examination by tax authorities when filed.

At March 31, 2015, the Company had approximately $421,000 of U.S. federal and state net operating loss carryovers that may be available to offset future taxable income. The Company will not be able to utilize these carryovers until the related tax returns are filed. The net operating loss carryovers, if not utilized, will expire 20 years from the date that the losses were incurred.

Significant components of deferred tax assets are as follows as of March 31, 2015:

U.S. federal and state tax net operating loss carryovers	$159,721
Fixed assets and other	9,713
Total deferred tax assets	169,434
Less: valuation allowance	(169,434)
Net deferred tax asset	$–

As it is not more likely than not that the resulting deferred tax benefits will be realized, a full valuation allowance has been recognized for such deferred tax assets. Federal and state laws impose substantial restrictions on the utilization of tax attributes in the event of an “ownership change,” as defined in Section 382 of the Internal Revenue Code. Currently, the Company does not expect the utilization of tax attributes in the near term to be materially affected as no significant limitations are expected to be placed on these tax attributes as a result of previous ownership changes. If an ownership change is deemed to have occurred as a result of equity ownership changes or offerings, potential near term utilization of these assets could be reduced.

The reconciliation between the U.S. statutory federal income tax rate and the Company’s effective tax rate for the period ended March 31, 2015 is as follows:

March 31, 2015
U.S. federal statutory rate	(34.00)%
State income taxes, net of federal benefit	(3.96)
Change in valuation allowance	37.96
Effective rate of income tax	(0.00)%